Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2050 Fund

June 30, 2019

Z50-QTLY-0819
1.9884248.102

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	267	$2,678
Fidelity Series Blue Chip Growth Fund (a)	309	4,710
Fidelity Series Commodity Strategy Fund (a)	758	3,572
Fidelity Series Growth Company Fund (a)	561	9,721
Fidelity Series Intrinsic Opportunities Fund (a)	696	11,426
Fidelity Series Large Cap Stock Fund (a)	676	10,129
Fidelity Series Large Cap Value Index Fund (a)	223	2,874
Fidelity Series Opportunistic Insights Fund (a)	283	5,232
Fidelity Series Small Cap Discovery Fund (a)	122	1,356
Fidelity Series Small Cap Opportunities Fund (a)	306	4,270
Fidelity Series Stock Selector Large Cap Value Fund (a)	633	7,796
Fidelity Series Value Discovery Fund (a)	431	5,533
TOTAL DOMESTIC EQUITY FUNDS
(Cost $68,843)		69,297

International Equity Funds - 32.8%
Fidelity Series Canada Fund (a)	111	1,212
Fidelity Series Emerging Markets Fund (a)	126	1,215
Fidelity Series Emerging Markets Opportunities Fund (a)	572	10,914
Fidelity Series International Growth Fund (a)	691	11,242
Fidelity Series International Small Cap Fund (a)	156	2,525
Fidelity Series International Value Fund (a)	1,145	11,028
Fidelity Series Overseas Fund (a)	1	12
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $37,941)		38,148

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (a)	84	816
Fidelity Series Floating Rate High Income Fund (a)	19	175
Fidelity Series High Income Fund (a)	91	867
Fidelity Series Inflation-Protected Bond Index Fund (a)	35	352
Fidelity Series International Credit Fund (a)	5	50
Fidelity Series Investment Grade Bond Fund (a)	86	984
Fidelity Series Long-Term Treasury Bond Index Fund (a)	401	3,737
Fidelity Series Real Estate Income Fund (a)	49	544
TOTAL BOND FUNDS
(Cost $7,245)		7,525

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 2.44% (a)(b)	1,264	1,264
Fidelity Series Short-Term Credit Fund (a)	20	205
TOTAL SHORT-TERM FUNDS
(Cost $1,465)		1,469
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $115,494)		116,439
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$116,439

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,621	$--	$52	$--	$(10)	$119	$2,678
Fidelity Series Blue Chip Growth Fund	4,724	46	218	--	15	143	4,710
Fidelity Series Canada Fund	1,094	52	--	--	--	66	1,212
Fidelity Series Commodity Strategy Fund	3,356	334	73	--	(11)	(34)	3,572
Fidelity Series Emerging Markets Debt Fund	789	40	25	12	(1)	13	816
Fidelity Series Emerging Markets Fund	1,103	131	--	--	--	(19)	1,215
Fidelity Series Emerging Markets Opportunities Fund	9,972	620	--	--	--	322	10,914
Fidelity Series Floating Rate High Income Fund	169	5	--	3	--	1	175
Fidelity Series Government Money Market Fund 2.44%	783	511	30	5	--	--	1,264
Fidelity Series Growth Company Fund	9,575	--	92	--	1	237	9,721
Fidelity Series High Income Fund	847	28	18	14	(1)	11	867
Fidelity Series Inflation-Protected Bond Index Fund	337	10	3	--	--	8	352
Fidelity Series International Credit Fund	48	--	--	--	--	2	50
Fidelity Series International Growth Fund	10,196	460	175	--	(5)	766	11,242
Fidelity Series International Small Cap Fund	2,446	--	31	--	(1)	111	2,525
Fidelity Series International Value Fund	10,130	509	--	--	--	389	11,028
Fidelity Series Intrinsic Opportunities Fund	11,762	232	524	--	(91)	47	11,426
Fidelity Series Investment Grade Bond Fund	957	75	69	8	--	21	984
Fidelity Series Large Cap Stock Fund	10,196	70	363	70	(18)	244	10,129
Fidelity Series Large Cap Value Index Fund	2,845	--	81	--	2	108	2,874
Fidelity Series Long-Term Treasury Bond Index Fund	3,984	237	698	28	38	176	3,737
Fidelity Series Opportunistic Insights Fund	5,149	--	218	--	10	291	5,232
Fidelity Series Overseas Fund	--	12	--	--	--	--	12
Fidelity Series Real Estate Income Fund	528	21	14	8	--	9	544
Fidelity Series Short-Term Credit Fund	196	7	--	1	--	2	205
Fidelity Series Small Cap Discovery Fund	1,377	30	45	30	(7)	1	1,356
Fidelity Series Small Cap Opportunities Fund	4,226	--	99	--	(15)	158	4,270
Fidelity Series Stock Selector Large Cap Value Fund	7,766	--	306	--	(17)	353	7,796
Fidelity Series Value Discovery Fund	5,500	--	118	--	(7)	158	5,533
Total	$112,676	$3,430	$3,252	$179	$(118)	$3,703	$116,439

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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